COMMITMENTS AND CONTINGENCIES	12 Months Ended
Jun. 30, 2018
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

24.COMMITMENTS AND CONTINGENCIES

	Consolidated
	2018	2017	2016
Operating lease expenditure commitments	$	$	$

Minimum operating lease payments
- not later than one year	41,625	227,992	220,486
- later than one year but not later than five years	—	35,676	248,481
- later than five years	—	—	—

Total minimum operating lease payments	41,625	263,668	468,967

As at June 30, 2018, the above operating leases related to the following premises that are currently occupied by the Group:

Location	Landlord	Use	Date of expiry of lease	Minimum payments ($)

60-66 Hanover Street Fitzroy, Victoria 3065 Australia	Crude Pty. Ltd.	Office / laboratory	August 31, 2018	35,676
9115 Harris Corners Parkway, Suite 320 Charlotte, North Carolina 28269 USA	New Boston Harris Corners LLC	Office	Month to month	5,949

			Total	41,625

Apart from the above, there were no other commitments or contingencies as at June 30, 2018.

On July 3, 2018 the lease agreement for the Fitzroy premises in Melbourne was extended for 3 years from September 1, 2018 to August 31, 2021. In addition, Phenogen Sciences Inc. has vacated the Harris Corners Parkway office in Charlotte and entered into a 2 year lease agreement effective July 23, 2018 for premises situated at 1300 Baxter Street, Suite 157, Charlotte, North Carolina.